GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES

	For the Years Ended December 31,
	2022	2021
Payroll and related expenses	$1,813	$1,391
Government fees	35	170
Share-based compensation	1,365	1,203
Professional services	998	1,298
Insurance	733	732
Public and investor relations	220	203
Office and maintenance expenses	120	108
Travel	180	42
Other	81	57
	$5,545	$5,204